Share-Based and Other Compensation Plans - Performance Based Restricted Stock Units (Detail) (Performance Based Restricted Stock Units RSU [Member], USD $)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Performance Based Restricted Stock Units RSU [Member]
Number of units
Outstanding, beginning of year	550,000
Granted	398,000
Forfeited	34,000
Outstanding, end of year	914,000	550,000
Weighted Average grant date fair value
Outstanding, beginning of year	$ 21.96
Granted	$ 21.48	$ 21.96	$ 0.00
Forfeited	$ 21.75
Outstanding, end of year	$ 21.76	$ 21.96
Weighted Average remaining contractual term
Outstanding, end of year	1 year 7 months 6 days
Aggregate intrinsic value
Outstanding, end of year	$ 15.9